Organization and principal activities (Tables)	6 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries company

Details of the Company and its subsidiaries are set out below:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
DarkIris	May 21, 2024	Cayman Islands	Parent	Holding company
Quantum	March 19, 2021	Hong Kong, China	100%	Software development, internet sales, wholesale and retail of cultural products
Stellar	May 11, 2018	Hong Kong, China	100%	Software development, internet sales, wholesale and retail of cultural products
DarkIris Digital	October 11, 2025	Fujian, China	100%	Software development, internet sales, wholesale and retail of cultural products
Aether	February 26, 2026	Singapore	55%	Software development, internet sales, wholesale and retail of cultural products